                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10273

                 Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

      1221 Avenue of the Americas, New York, New York                  10020
         (Address of principal executive offices)                    (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2005 (UNAUDITED)



        NUMBER OF
          SHARES                                                                                           VALUE
---------------------------                                                                        ----------------------

                              COMMON STOCKS (94.8%)

                              AUSTRALIA (A) (0.5%)
                              CHEMICALS: MAJOR DIVERSIFIED
                    38,627    Orica Ltd.                                                                        $458,235
                                                                                                   ----------------------

                              MAJOR TELECOMMUNICATIONS
                 1,008,780    Telstra Corp., Ltd.                                                              3,821,471
                                                                                                   ----------------------

                              TOTAL AUSTRALIA                                                                  4,279,706
                                                                                                   ----------------------

                              AUSTRIA (A) (1.5%)
                              MAJOR TELECOMMUNICATIONS
                   686,626    Telekom Austria AG                                                              12,805,789
                                                                                                   ----------------------

                              BELGIUM (A) (0.7%)
                              FINANCIAL CONGLOMERATES
                   226,922    Fortis                                                                           6,162,006
                                                                                                   ----------------------

                              CANADA (0.5%)
                              MAJOR BANKS
                    68,879    Royal Bank of Canada                                                             4,117,259
                                                                                                   ----------------------

                              FRANCE (A) (9.0%)
                              INTEGRATED OIL
                    86,308    Total S.A.                                                                      19,074,980
                                                                                                  ----------------------

                              MAJOR BANKS
                   124,835    BNP Paribas S.A.                                                                 8,391,968
                    59,652    Societe Generale                                                                 5,860,949
                                                                                                   ----------------------
                                                                                                              14,252,917
                                                                                                   ----------------------
                              MAJOR TELECOMMUNICATIONS
                 1,197,446    France Telecom S.A.                                                             33,847,363
                                                                                                   ----------------------

                              PHARMACEUTICALS: MAJOR
                    94,090    Sanofi-Aventis                                                                   8,480,632
                                                                                                   ----------------------

                              TOTAL FRANCE                                                                    75,655,892
                                                                                                   ----------------------

                              GERMANY (A) (5.7%)
                              CHEMICALS: MAJOR DIVERSIFIED
                   156,561    Bayer AG                                                                         5,256,540
                                                                                                   ----------------------

                              CHEMICALS: SPECIALTY
                    82,884    Linde AG                                                                         5,626,011
                                                                                                   ----------------------

                              INDUSTRIAL CONGLOMERATES
                   139,132    Siemens AG (Registered Shares)                                                  10,158,880
                                                                                                   ----------------------

                              MAJOR TELECOMMUNICATIONS
                   672,619    Deutsche Telekom AG (Registered Shares)                                         12,498,328
                                                                                                   ----------------------

                              MOTOR VEHICLES
                   204,336    Bayerische Motoren Werke (BMW) AG                                                8,848,658
                                                                                                   ----------------------

                              MULTI-LINE INSURANCE
                    50,912    Muenchener Rueckver AG (Registered Shares)                                       5,571,386
                                                                                                   ----------------------

                              TOTAL GERMANY                                                                   47,959,803
                                                                                                   ----------------------

                              ITALY (A) (4.1%)
                              INTEGRATED OIL
                   391,007    ENI SpA                                                                         10,022,400
                                                                                                   ----------------------

                              MAJOR BANKS
                 1,573,364    UniCredito Italiano SpA                                                          8,136,632
                                                                                                   ----------------------

                              MAJOR TELECOMMUNICATIONS
                 6,062,890    Telecom Italia SpA - RNC                                                        16,036,409
                                                                                                   ----------------------

                              TOTAL ITALY                                                                     34,195,441
                                                                                                   ----------------------

                              JAPAN (A) (19.4%)
                              ADVERTISING/MARKETING SERVICES
                    60,700    Asatsu - DK Inc.                                                                 1,742,753
                                                                                                   ----------------------

                              COMMERCIAL PRINTING/FORMS
                 1,129,000    Dai Nippon Printing Co., Ltd.                                                   17,812,518
                                                                                                   ----------------------

                              ELECTRIC UTILITIES
                   564,200    Kansai Electric Power Co., Inc. (The)                                           10,958,535
                                                                                                   ----------------------

                              ELECTRONIC EQUIPMENT/INSTRUMENTS
                   298,400    Canon, Inc.                                                                     16,140,705
                   130,000    Kyocera Corp.                                                                    9,975,530
                 1,350,000    Mitsubishi Electric Corp.                                                        7,329,269
                 1,563,000    NEC Corp.                                                                        8,631,225
                                                                                                   ----------------------
                                                                                                              42,076,729
                                                                                                   ----------------------
                              ELECTRONICS/APPLIANCES
                   288,600    Fuji Photo Film Co., Ltd.                                                        8,944,936
                                                                                                   ----------------------

                              FOOD RETAIL
                   114,700    Lawson, Inc.                                                                     4,170,850
                                                                                                   ----------------------

                              GAS DISTRIBUTORS
                 1,620,000    Osaka Gas Co., Ltd.                                                              5,009,133
                 2,361,000    Tokyo Gas Co., Ltd.                                                              9,256,150
                                                                                                   ----------------------
                                                                                                              14,265,283
                                                                                                  ----------------------
                              HOUSEHOLD/PERSONAL CARE
                   575,000    Kao Corp.                                                                       13,281,234
                                                                                                   ----------------------

                              INVESTMENT BANKS/BROKERS
                   109,000    Daiwa Securities Group Inc.                                                        689,481
                                                                                                   ----------------------

                              MAJOR TELECOMMUNICATIONS
                       922    Nippon Telegraph & Telephone Corp. (NTT)                                         3,773,997
                                                                                                   ----------------------

                              MOVIES/ENTERTAINMENT
                   107,000    Oriental Land Co. Ltd.                                                           6,339,295
                                                                                                   ----------------------

                              PHARMACEUTICALS: OTHER
                   212,400    Astellas Pharma Inc.                                                             7,571,671
                                                                                                   ----------------------

                              PROPERTY - CASUALTY INSURERS
                       320    Millea Holdings, Inc.                                                            4,250,878
                   558,000    Mitsui Sumitomo Insurance Co., Ltd.                                              5,082,677
                                                                                                   ----------------------
                                                                                                               9,333,555
                                                                                                   ----------------------
                              RAILROADS
                       129    Central Japan Railway Co.                                                        1,036,512
                                                                                                  ----------------------

                              REAL ESTATE DEVELOPMENT
                   593,000    Mitsubishi Estate Co., Ltd.                                                      6,381,727
                                                                                                   ----------------------

                              SEMICONDUCTORS
                    67,000    Rohm Co., Ltd.                                                                   6,247,856
                                                                                                   ----------------------

                              WIRELESS TELECOMMUNICATIONS
                     5,491    NTT DoCoMo, Inc.                                                                 8,202,746
                                                                                                   ----------------------

                              TOTAL JAPAN                                                                    162,829,678
                                                                                                   ----------------------

                              NETHERLANDS (A) (8.4%)
                              FINANCIAL CONGLOMERATES
                   291,051    ING Groep NV (Share Certificates)                                                8,048,248
                                                                                                   ----------------------

                              FOOD: MAJOR DIVERSIFIED
                   446,473    Unilever NV (Share Certificates)                                                29,609,861
                                                                                                   ----------------------

                              FOOD: SPECIALTY/CANDY
                   170,792    CSM NV                                                                           5,002,451
                                                                                                   ----------------------

                              INDUSTRIAL SPECIALTIES
                   162,019    Akzo Nobel NV                                                                    6,361,041
                                                                                                   ----------------------

                              INTEGRATED OIL
                   215,513    Royal Dutch Petroleum Co.                                                       12,544,867
                                                                                                   ----------------------

                              MAJOR BANKS
                   244,963    ABN AMRO Holding NV                                                              5,686,754
                                                                                                   ----------------------

                              MAJOR TELECOMMUNICATIONS
                   404,945    Koninklijke (Royal) KPN NV                                                       3,212,695
                                                                                                   ----------------------

                              TOTAL NETHERLANDS                                                               70,465,917
                                                                                                   ----------------------

                              NEW ZEALAND (A) (0.8%)
                              MAJOR TELECOMMUNICATIONS
                 1,653,151    Telecom Corporation of New Zealand Ltd.                                          6,947,651
                                                                                                   ----------------------

                              SINGAPORE (A) (0.5%)
                              REGIONAL BANKS
                   530,000    United Overseas Bank Ltd.                                                        4,544,622
                                                                                                   ----------------------

                              SOUTH KOREA (A) (1.2%)
                              SEMICONDUCTORS
                    41,926    Samsung Electronics Co., Ltd. (GDR) - 144A*                                     10,087,972
                                                                                                   ----------------------

                              SPAIN (A) (2.2%)
                              MAJOR TELECOMMUNICATIONS
                 1,078,060    Telefonica S.A.                                                                 18,050,118
                                                                                                   ----------------------

                              SWEDEN (A) (1.6%)
                              METAL FABRICATIONS
                   604,121    SKF AB (B Shares)                                                                6,205,765
                   124,931    SKF AB (Redeemable Shares)*                                                        419,637
                                                                                                   ----------------------
                                                                                                               6,625,402
                                                                                                  ----------------------
                              REGIONAL BANKS
                   734,212    Nordea Bank AB                                                                   6,705,480
                                                                                                   ----------------------

                              TOTAL SWEDEN                                                                    13,330,882
                                                                                                   ----------------------

                              SWITZERLAND (A) (9.8%)
                              CONSTRUCTION MATERIALS
                   205,976    Holcim Ltd. (Registered Shares)                                                 12,521,192
                                                                                                   ----------------------

                              FINANCIAL CONGLOMERATES
                   208,393    UBS AG (Registered Shares)                                                      16,067,153
                                                                                                   ----------------------

                              FOOD: MAJOR DIVERSIFIED
                   122,957    Nestle S.A. (Registered Shares)                                                 32,361,708
                                                                                                   ----------------------

                              MAJOR BANKS
                   103,053    Credit Suisse Group                                                              4,125,485
                                                                                                   ----------------------

                              PHARMACEUTICALS: MAJOR
                   349,588    Novartis AG (Registered Shares)                                                 17,059,859
                                                                                                   ----------------------

                              TOTAL SWITZERLAND                                                               82,135,397
                                                                                                   ----------------------

                              TAIWAN (0.6%)
                              MAJOR TELECOMMUNICATIONS
                   253,680    Chunghwa Telecom Co., Ltd. (ADR)                                                 5,281,618
                                                                                                   ----------------------

                              UNITED KINGDOM (A) (28.3%)
                              AEROSPACE & DEFENSE
                 1,329,541    Rolls-Royce Group PLC*                                                           6,546,050
                61,408,750    Rolls-Royce Group PLC (B Shares)*                                                  114,350
                                                                                                   ----------------------
                                                                                                               6,660,400
                                                                                                   ----------------------
                              BEVERAGES: ALCOHOLIC
                 1,588,511    Allied Domecq PLC                                                               20,054,823
                                                                                                   ----------------------

                              BROADCASTING
                 1,321,404    ITV PLC                                                                          2,749,185
                                                                                                   ----------------------

                              CATALOG/SPECIALTY DISTRIBUTION
                   361,157    GUS PLC                                                                          5,550,161
                                                                                                   ----------------------

                              CHEMICALS: SPECIALTY
                   679,170    BOC Group PLC                                                                   12,402,806
                                                                                                   ----------------------

                              ELECTRIC UTILITIES
                 1,449,246    National Grid Transco PLC                                                       14,195,342
                                                                                                   ----------------------

                              FOOD: SPECIALTY/CANDY
                 1,214,981    Cadbury Schweppes PLC                                                           11,820,599
                                                                                                   ----------------------

                              HOTELS/RESORTS/CRUISELINES
                   183,275    InterContinental Hotels Group PLC*                                               2,121,735
                                                                                                   ----------------------

                              HOUSEHOLD/PERSONAL CARE
                   341,705    Reckitt Benckiser PLC                                                           10,424,231
                                                                                                   ----------------------

                              INTEGRATED OIL
                 2,340,016    BP PLC                                                                          23,433,625
                                                                                                   ----------------------

                              MAJOR BANKS
                   621,149    Barclays PLC                                                                     5,882,056
                   425,846    Royal Bank of Scotland Group PLC                                                12,496,757
                                                                                                   ----------------------
                                                                                                              18,378,813
                                                                                                   ----------------------
                              OTHER METALS/MINERALS
                   909,465    BHP Billiton PLC                                                                10,964,455
                                                                                                  ----------------------

                              OTHER TRANSPORTATION
                   296,327    BAA PLC                                                                          3,350,124
                                                                                                   ----------------------

                              PERSONNEL SERVICES
                 3,078,018    Hays PLC                                                                         6,945,368
                                                                                                   ----------------------

                              PHARMACEUTICALS: MAJOR
                   686,075    GlaxoSmithKline PLC                                                             16,935,749
                                                                                                   ----------------------

                              PUBLISHING: BOOKS/MAGAZINES
                 1,441,561    Reed Elsevier PLC                                                               13,745,071
                                                                                                   ----------------------

                              PULP & PAPER
                   432,125    Bunzl PLC                                                                        4,221,631
                                                                                                   ----------------------

                              TOBACCO
                   494,634    British American Tobacco PLC                                                     9,404,094
                   778,820    Imperial Tobacco Group PLC                                                      21,051,144
                                                                                                   ----------------------
                                                                                                              30,455,238
                                                                                                   ----------------------
                              WHOLESALE DISTRIBUTORS
                   204,742    Wolseley PLC                                                                     4,187,445
                                                                                                   ----------------------

                              WIRELESS TELECOMMUNICATIONS
                 7,641,472    Vodafone Group PLC                                                              19,246,210
                                                                                                   ----------------------

                              TOTAL UNITED KINGDOM                                                           237,843,011
                                                                                                   ----------------------

                              TOTAL COMMON STOCKS
                                   (Cost $693,667,941)                                                       796,692,762
                                                                                                   ----------------------

        NUMBER OF
          SHARES
---------------------------
                              PREFERRED STOCK (A) (1.5%)
                              GERMANY
                              MOTOR VEHICLES
                    18,190    Porsche AG
                                   (Cost $11,221,670)                                                         12,641,077
                                                                                                   ----------------------

        PRINCIPAL
        AMOUNT IN
        THOUSANDS
---------------------------
                              SHORT-TERM INVESTMENT (1.2%)
                              REPURCHASE AGREEMENT
                    $9,920    Joint repurchase agreement account 3.05% due
                              06/01/05 (dated 05/31/05; proceeds $9,920,840) (b)
                                   (Cost $9,920,000)                                                             9,920,000
                                                                                                     ----------------------

                              TOTAL INVESTMENTS
                                   (Cost $714,809,611) (c) (d)                            97.5%               819,253,839

                              OTHER ASSETS IN EXCESS OF LIABILITIES                        2.5                  21,463,524
                                                                              ----------------      ----------------------

                              NET ASSETS                                                 100.0%              $840,717,363
                                                                               ================      ======================



------------------------------
           ADR                American Depositary Receipt.
           GDR                Global Depositary Receipt.
            *                 Non-income producing security.
            **                Resale is restricted to qualified institutional
                              investors.
           (A)                Securities with a total market value of
                              $809,854,962 have been valued at their fair value
                              as determined in good faith under procedures
                              established by and under the general supervision
                              of the Fund's Trustees.
           (b)                Collateralized by federal agency and U.S. Treasury
                              obligations.
           (c)                Securities have been designated as collateral in
                              an amount equal to $32,597,813 in connection
                              with open forward foreign currency contracts.
           (d)                The aggregate cost for federal income tax purposes
                              approximates the aggregate cost for book purposes.
                              The aggregate gross unrealized appreciation is
                              $111,195,659 and the aggregate gross unrealized
                              depreciation is $6,751,431, resulting in net
                              unrealized appreciation of $104,444,228.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2005:



                                                                                                       UNREALIZED
             CONTRACTS TO                               IN                    DELIVERY              APPRECIATION/
               DELIVER                             EXCHANGE FOR                 DATE                (DEPRECIATION)
      ---------------------------             ----------------------     --------------------    ---------------------

EUR                   12,911,556         GBP              8,900,000           07/25/05           $           (279,388)
JPY                1,801,293,250         GBP              8,900,000           07/25/05                        574,849
                                                                                                 ---------------------

      Net unrealized appreciation............................................................    $            295,461
                                                                                                 =====================


       Currency Abbreviations:
       -----------------------------

       GBP  British Pound.
       EUR  Euro.
       JPY  Japanese Yen.

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
SUMMARY OF INVESTMENTS MAY 31, 2005 (UNAUDITED)



                                                                                                         PERCENT OF
     INDUSTRY                                                                 VALUE                      NET ASSETS
--------------------                                                   ---------------------        ---------------------

Major Telecommunications                                                       $116,275,439                         13.8%
Integrated Oil                                                                   65,075,872                          7.7
Food: Major Diversified                                                          61,971,569                          7.4
Major Banks                                                                      54,697,860                          6.5
Pharmaceuticals: Major                                                           42,476,240                          5.0
Electronic Equipment/Instruments                                                 42,076,729                          5.0
Tobacco                                                                          30,455,238                          3.6
Financial Conglomerates                                                          30,277,407                          3.6
Wireless Telecommunications                                                      27,448,956                          3.3
Electric Utilities                                                               25,153,877                          3.0
Household/Personal Care                                                          23,705,465                          2.8
Motor Vehicles                                                                   21,489,735                          2.6
Beverages: Alcoholic                                                             20,054,823                          2.4
Chemicals: Specialty                                                             18,028,817                          2.1
Commercial Printing/Forms                                                        17,812,518                          2.1
Food: Specialty/Candy                                                            16,823,050                          2.0
Semiconductors                                                                   16,335,828                          2.0
Gas Distributors                                                                 14,265,283                          1.7
Publishing: Books/Magazines                                                      13,745,071                          1.6
Construction Materials                                                           12,521,192                          1.5
Regional Banks                                                                   11,250,102                          1.3
Other Metals/Minerals                                                            10,964,455                          1.3
Industrial Conglomerates                                                         10,158,880                          1.2
Repurchase Agreement                                                              9,920,000                          1.2
Property - Casualty Insurers                                                      9,333,555                          1.1
Electronics/Appliances                                                            8,944,936                          1.1
Pharmaceuticals: Other                                                            7,571,671                          0.9
Personnel Services                                                                6,945,368                          0.8
Aerospace & Defense                                                               6,660,400                          0.8
Metal Fabrications                                                                6,625,402                          0.8
Real Estate Development                                                           6,381,727                          0.8
Industrial Specialties                                                            6,361,041                          0.8
Movies/Entertainment                                                              6,339,295                          0.8
Chemicals: Major Diversified                                                      5,714,775                          0.7
Multi-Line Insurance                                                              5,571,386                          0.7
Catalog/Specialty Distribution                                                    5,550,161                          0.7
Pulp & Paper                                                                      4,221,631                          0.5
Wholesale Distributors                                                            4,187,445                          0.5
Food Retail                                                                       4,170,850                          0.5
Other Transportation                                                              3,350,124                          0.4
Broadcasting                                                                      2,749,185                          0.3
Hotels/Resorts/Cruiselines                                                        2,121,735                          0.2
Advertising/Marketing Services                                                    1,742,753                          0.2
Railroads                                                                         1,036,512                          0.1
Investment Banks/Brokers                                                            689,481                          0.1
                                                                       ---------------------        ---------------------

                                                                               $819,253,839 *                       97.5%
                                                                       =====================        =====================


----------------------------------------------------------------
         *          Does not include outstanding forward foreign currency
                    contracts with net unrealized appreciation of $295,461.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005